Trade Receivables - Changes in the Allowance for Doubtful Trade Receivables (Detail) - Trade receivables [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 14,510	¥ 15,888	¥ 5,367
Provision	858	5,046	11,786
Charge-offs	(706)	(6,389)	(593)
Exchange differences on translating foreign operations	(273)	(35)	(672)
Balance at end of year	¥ 14,389	¥ 14,510	¥ 15,888